TAXATION (Schedule of Income Tax Expense from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
TAXATION [Line Items]
Current tax expense	¥ 43,209	$ 6,284	¥ 5,105	¥ 25,617
Deferred tax expense (benefit)	(9,158)	(1,331)	26,684	34,869
Income tax expense	¥ 34,051	$ 4,953	¥ 31,789	¥ 60,486